REVENUE (Tables)	9 Months Ended
Sep. 30, 2021
Revenue [abstract]
SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE

The Company recognized the following amounts related to revenue:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2021	2020	2021	2020
	$	$	$	$
Concentrate revenue from contracts with customers (1)	9,451	9,518	28,736	16,049
Provisional pricing adjustments on concentrate sales (1)	(300)	339	(87)	(440)
Revenue from toll milling services	-	-	-	496
Total revenue	9,151	9,857	28,649	16,105

(1)	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revision for the three and nine months ended September 30, 2020, are an increase in revenue of $190 and a decrease in revenue of $1,068, respectively.

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table sets out the disaggregation of revenue by metal and form of sale:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2021	2020	2021	2020
	$	$	$	$
Concentrate revenue:
Silver	5,882	6,699	18,496	10,043
Lead	1,457	1,273	4,215	2,378
Zinc	1,812	1,885	5,938	3,188
Revenue from toll milling services	-	-	-	496
Total revenue	9,151	9,857	28,649	16,105